[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER, LLP]

(212) 318-6295

domenickpugliese@paulhastings.com

March 6, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The Gabelli SRI Fund, Inc. (the “Fund”)

Registration Statement on Form N-1A under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of the Registration Statement on Form N-1A, including exhibits, for filing under the Securities Act of 1933.

This filing is for the registration of shares of common stock of an open-end management investment company pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Should you have any questions regarding the foregoing, please do not hesitate to contact me at (212) 318-6295.

Very truly yours,

  /s/ Domenick Pugliese

Domenick Pugliese

for PAUL, HASTINGS, JANOFSKY & WALKER LLP